DSM LARGE CAP GROWTH FUND
Institutional Class (DSMLX)

Supplement dated January 26, 2010 to
Prospectus dated August 31, 2009

We are pleased to inform you that the Board of Trustees approved a 0.40% reduction to the DSM Large Cap Growth Fund’s Total Annual Fund Operating Expenses.  Effective January 26, 2010, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Operating Expenses for Institutional Class shares to 1.10%.  The effect of this reduction is reflected in the revised Fees and Expenses table below.  Page 1 of the Prospectus is replaced with the following information.  Additionally, references to the Expense Cap for the Institutional Class throughout the Prospectus, including on page 9 under Fund Expenses, are changed to 1.10%.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)	Institutional Class
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses(1)	1.20%
Total Annual Fund Operating Expenses	2.20%
Fee Waiver/Expense Reimbursement(2)	-1.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%
(1) Other expenses are based on estimated customary Fund expenses for the current fiscal year.
(2)     The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 1.10% for the Institutional Class through October 31, 2011.  To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this expense cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation).  Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	1 Year	3 Years
Institutional Class	$112	$582

Please retain this Supplement with the Prospectus.

DSM LARGE CAP GROWTH FUND
Retail Class

Supplement dated January 26, 2010 to
Prospectus dated August 31, 2009

We are pleased to inform you that the Board of Trustees approved a 0.40% reduction to the DSM Large Cap Growth Fund’s Total Annual Fund Operating Expenses.  Effective January 26, 2010, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Operating Expenses for Institutional Class shares to 1.35%.  The effect of this reduction is reflected in the revised Fees and Expenses table below.  Page 1 of the Prospectus is replaced with the following information.  Additionally, references to the Expense Cap for the Institutional Class throughout the Prospectus, including on page 9 under Fund Expenses, are changed to 1.35%.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Retail Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)	Retail Class
Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	1.20%
Total Annual Fund Operating Expenses	2.45%
Fee Waiver/Expense Reimbursement(2)	-1.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%
(1) Other expenses are based on estimated customary Fund expenses for the current fiscal year.
(2)     The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 1.35% for the Retail Class through October 31, 2011.  To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this expense cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation).  Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	1 Year	3 Years
Retail Class	$137	$606

Please retain this Supplement with the Prospectus.

DSM CAPITAL FUNDS

DSM LARGE CAP GROWTH FUND

Institutional Class
Retail Class

Supplement dated January 26, 2010 to
Statement of Additional Information dated August 31, 2009

We are pleased to inform you that the Board of Trustees approved a 0.40% reduction to the DSM Large Cap Growth Fund’s Total Annual Fund Operating Expenses.  Effective January 26, 2010, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Operating Expenses for the Retail Class to 1.35% and the Institutional Class to 1.10%.  The following information replaces the applicable paragraph on page B-19 of the Statement of Additional Information.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expense, interest, tax, and extraordinary expenses) in order to the limit Total Annual Operating Expenses for shares of the Fund to 1.35% and 1.10% for the Retail Class and Institutional Class, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through October 31, 2011 as shown in the Example contained in the Prospectus and may continue thereafter for an indefinite period, as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.

Please retain this Supplement with the Statement of Additional Information.